Operating Segment Information - Schedule of Analysis of the Group's Results by Reportable Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		$ 51,438		$ 79,950
Gains/(losses) from operations
Gain on certificate liabilities		1,754,778		86,169
Other operating gains		(109,430)		(115,403)
Operating (loss)/income		(13,131)		22,466
Operating (loss)/income		(5,112)		75,908
Operating expenses (3)
Salaries and employee benefits		(9,615)		(7,457)
Professional fees		(7,868)		(2,691)
Marketing expenses		(3,335)		(2,225)
Technology expense		(2,545)		(2,057)
Allowance for credit losses		231		270
Other general and administrative expenses		(4,328)		(2,323)
Share based compensation		6,089		(171)
Depreciation and amortization		(2,164)		(1,409)
(Loss)/income before income taxes		(23,622)		78,257
Asset Management [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		40,002		59,613
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(1,864,208)		(201,572)
Gain on certificate liabilities		1,754,778		86,169
Other operating gains		109,430		115,403
Operating (loss)/income
Operating (loss)/income	[1]	40,002		59,613
Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	[2]	(5,043)		(7,123)
Salaries and employee benefits	[2]	(3,599)		(2,775)
Professional fees	[2]	(943)		(842)
Marketing expenses	[2]	(1,413)		(1,044)
Technology expense	[2]	(419)		(507)
Allowance for credit losses	[2]
Other general and administrative expenses	[2]	(1,068)		(999)
XBT/ETP Pricing differential	[2],[3]
Segment EBITDA	[2]	27,517		46,323
Share based compensation
Depreciation and amortization		(1,259)		(1,025)
Interest income		293		159
Interest expense		(1,696)		(992)
Gain (Loss) on treasury digital assets
Fair value loss on investments
Non-recurring expenses	[4]	(758)
XBT/ETP Pricing differential			[3]		[5]
(Loss)/income before income taxes		24,097		44,465
Capital Markets [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		11,436		22,149
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(15,751)		21,771
Gain on certificate liabilities		18,690		(19,063)
Other operating gains		486		1,636
Operating (loss)/income		3,425		4,344
Operating (loss)/income	[1]	14,861		26,493
Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	[2]	(2,663)		(1,664)
Salaries and employee benefits	[2]	(2,459)		(2,206)
Professional fees	[2]	(872)		(610)
Marketing expenses	[2]			(10)
Technology expense	[2]	(574)		(470)
Allowance for credit losses	[2]	231		270
Other general and administrative expenses	[2]	(1,389)		(542)
XBT/ETP Pricing differential	[2],[3]
Segment EBITDA	[2]	7,135		21,261
Share based compensation
Depreciation and amortization		(452)		(192)
Interest income		293		159
Interest expense		(1,696)		(992)
Gain (Loss) on treasury digital assets
Fair value loss on investments
Non-recurring expenses	[4]	(564)
XBT/ETP Pricing differential			[3]		[5]
(Loss)/income before income taxes		4,716		20,236
Unallocated [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue			[6]	(1,812)	[7]
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		2,620	[6]	695	[7]
Gain on certificate liabilities		(18,690)	[6]	19,063	[7]
Other operating gains		(486)	[6]	(1,636)	[7]
Operating (loss)/income		(16,556)	[6]	18,122	[7]
Operating (loss)/income	[1]	(16,556)	[6]	16,310	[7]
Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	[2]		[6]		[7]
Salaries and employee benefits	[2]	(1,879)	[6]	(2,476)	[7]
Professional fees	[2]	(5,790)	[6]	(1,239)	[7]
Marketing expenses	[2]	(1,922)	[6]	(1,171)	[7]
Technology expense	[2]	(1,552)	[6]	(1,080)	[7]
Allowance for credit losses	[2]		[6]		[7]
Other general and administrative expenses	[2]	(1,871)	[6]	(782)	[7]
XBT/ETP Pricing differential	[2],[3]	16,556	[6]	(18,122)	[7]
Segment EBITDA	[2]	(13,014)	[6]	(8,560)	[7]
Share based compensation		(6,089)	[6]	171	[7]
Depreciation and amortization		(453)	[6]	(192)	[7]
Interest income		292	[6]	158	[7]
Interest expense		(1,697)	[6]	(992)	[7]
Gain (Loss) on treasury digital assets		(15,398)	[6]	5,538	[7]
Fair value loss on investments		1,099	[6]	(689)	[7]
Non-recurring expenses	[4]	(619)
XBT/ETP Pricing differential	[7]	(16,556)	[3]	18,122	[5]
(Loss)/income before income taxes		(52,435)	[6]	13,556	[7]
Reportable Segment [Member]
Schedule of Analysis of the Group's Results by Reportable Segments [Line Items]
Revenue		51,438		79,950
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(1,877,339)		(179,106)
Gain on certificate liabilities		1,754,778		86,169
Other operating gains		109,430		115,403
Operating (loss)/income		(13,131)		22,466
Operating (loss)/income	[1]	38,307		102,416
Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	[2]	(7,706)		(8,787)
Salaries and employee benefits	[2]	(7,937)		(7,457)
Professional fees	[2]	(7,605)		(2,691)
Marketing expenses	[2]	(3,335)		(2,225)
Technology expense	[2]	(2,545)		(2,057)
Allowance for credit losses	[2]	231		270
Other general and administrative expenses	[2]	(4,328)		(2,323)
XBT/ETP Pricing differential	[2],[3]	16,556		(18,122)
Segment EBITDA	[2]	21,638		59,024
Share based compensation		(6,089)		171
Depreciation and amortization		(2,164)		(1,409)
Interest income		878		476
Interest expense		(5,089)		(2,976)
Gain (Loss) on treasury digital assets		(15,398)		5,538
Fair value loss on investments		1,099		(689)
Non-recurring expenses	[4]	(1,941)
XBT/ETP Pricing differential		(16,556)	[3]	18,122	[5]
(Loss)/income before income taxes		$ (23,622)		$ 78,257

[1]	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
[2]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging, as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.
[4]	Segment EBITDA excludes one-off transactions and other non-recurring items that are not considered indicative of the Group's ongoing operating performance.
[5]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.
[6]	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
[7]	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.